Patents (Details) - USD ($)	Sep. 30, 2017	Sep. 30, 2016
Less accumulated amortization	$ (353)	$ (315)
Finite Lived Intangible Assets Issued Net	45	83
Patents, net	123,457	83
Patents and trademarks under development [Member]
Finite-Lived Intangible Assets, Gross	123,412	0
Patents issued [Member]
Finite-Lived Intangible Assets, Gross	$ 398	$ 398